MATERIAL ACCOUNTING POLICY INFORMATION	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
MATERIAL ACCOUNTING POLICY INFORMATION

4. MATERIAL ACCOUNTING POLICY INFORMATION

These condensed interim consolidated financial statements have been prepared using accounting policies consistent with those used in the Company’s audited consolidated financial statements for the year ended December 31, 2025.